Share based payments - Stock options issued and outstanding (Details)	3 Months Ended	12 Months Ended
	Mar. 27, 2024 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share-based payments
Exercise price ($) | $ / shares		$ 2.44
Weighted average remaining contractual life (years)		2 years 10 months 20 days
Number of options outstanding		1,732,500	1,968,476	4,301,800	2,861,300
Number of options vested (exercisable)		827,502
Unexercised options expired		1,115,976	423,334	227,833
February 23, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 3.54
Weighted average remaining contractual life (years)		1 year 1 month 24 days
Number of options outstanding		20,000
Number of options vested (exercisable)		20,000
April 10, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 0.75
Weighted average remaining contractual life (years)		1 year 3 months 10 days
Number of options outstanding		100,000
Number of options vested (exercisable)		50,000
August 19, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 2.12
Weighted average remaining contractual life (years)		1 year 7 months 20 days
Number of options outstanding		100,000
Number of options vested (exercisable)		100,000
August 30, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 5.00
Weighted average remaining contractual life (years)		1 year 8 months 1 day
Number of options outstanding		80,000
Number of options vested (exercisable)		80,000
April 1, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 5.77
Weighted average remaining contractual life (years)		2 years 3 months
Number of options outstanding		60,000
Number of options vested (exercisable)		60,000
September 10, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 1.32
Weighted average remaining contractual life (years)		2 years 8 months 12 days
Number of options outstanding		100,000
Number of options vested (exercisable)		25,000
November 29, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 2.38
Weighted average remaining contractual life (years)		2 years 11 months 1 day
Number of options outstanding		250,000
December 8, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 3.59
Weighted average remaining contractual life (years)		2 years 11 months 8 days
Number of options outstanding		325,000
Number of options vested (exercisable)		216,667
January 11, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 2.18
Weighted average remaining contractual life (years)		3 years 10 days
Number of options outstanding		220,000
Number of options vested (exercisable)		73,333
March 14, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 2.07
Weighted average remaining contractual life (years)		3 years 2 months 12 days
Number of options outstanding		60,000
Number of options vested (exercisable)		20,000
May 12, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 1.46
Weighted average remaining contractual life (years)		3 years 4 months 9 days
Number of options outstanding		100,000
Number of options vested (exercisable)		33,334
Unexercised options expired	30,000
September 12, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 1.61
Weighted average remaining contractual life (years)		3 years 8 months 12 days
Number of options outstanding		207,500
Number of options vested (exercisable)		69,168
June 25, 2028
Share-based payments
Exercise price ($) | $ / shares		$ 1.32
Weighted average remaining contractual life (years)		4 years 5 months 26 days
Number of options outstanding		80,000
Number of options vested (exercisable)		80,000
Unexercised options expired	80,000
October 23, 2028
Share-based payments
Exercise price ($) | $ / shares		$ 1.20
Weighted average remaining contractual life (years)		4 years 9 months 25 days
Number of options outstanding		30,000